POST-EMPLOYMENT BENEFITS - Employer contributions (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) Y	Dec. 31, 2016 BRL (R$)
Defined Pension Benefits
Average weighted duration of the defined benefit obligation | Y	10.87
BD Plan
Defined Pension Benefits
Contributions made by employer	R$ 328,526	R$ 281,376
CD Plan
Defined Pension Benefits
Contributions made by employer	163,857	R$ 214,783
Defined benefit pension plan
Defined Pension Benefits
Contributions to defined benefit plan	50,384
Defined benefit plan expected maturation of non-discounted benefits	16,902,635
Less than one year | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	1,728,431
2019 | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	1,731,547
2020 | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	1,730,953
2021 | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	1,722,171
2022 | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	1,710,042
More than five years | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	R$ 8,279,491